Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Feb. 02, 2017	Jun. 24, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	UNIVERSAL FOREST PRODUCTS INC
Entity Central Index Key	0000912767
Current Fiscal Year End Date	--12-27
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,651,008,585
Entity Common Stock, Shares Outstanding (in shares)		20,345,553
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016